As filed with the Securities and Exchange Commission on June 21, 2012

Securities Act File No. 333-173242

U.S. SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 1	☒
(Check appropriate box or boxes)

BLACKROCK FUNDS II

(Exact Name of Registrant as Specified in the Charter)

100 Bellevue Parkway Wilmington, Delaware 19809

(Address of Principal Executive Offices)

Telephone Number: (800) 441-7762 (Area Code and Telephone Number)

John Perlowski

President and Chief Executive Officer

55 East 52nd Street,

New York, New York 10055

(Name and Address of Agent for Service)

Copies to:

Maria Gattuso, Esq. Willkie Farr & Gallagher LLP 787 Seventh Avenue New York, New York 10019-6099	Ben Archibald, Esq. BlackRock Advisors, LLC 55 East 52nd Street New York, New York 10055

Title of securities being registered: Shares of beneficial interest, par value $0.001 per share. Calculation of Registration Fee under the Securities Act of 1933: No filing fee is required because of reliance on Section 24(f) and Rule 24f-2 under the Investment Company Act of 1940.

Part A—Combined Prospectus/Proxy Statement and Part B—Statement of Additional Information are incorporated by reference to the Registrant’s filing pursuant to 497(b) on May 17, 2011.

PART C

OTHER INFORMATION

Item 15.    Indemnification

Indemnification of Registrant’s principal underwriter against certain losses is provided for in Section 10 of the Distribution Agreement incorporated herein by reference to Exhibit 5(a) of the Registrant’s Registration Statement filed on Form N-1A on January 28, 2011 (the “Registrant’s Registration Statement”). Indemnification of Registrant’s Custodian, Transfer Agent and Administrators is provided for, respectively, in Section 12 of the Custodian Agreement incorporated herein by reference to Exhibit 7(a) of the Registrant’s Registration Statement, in Section 12 of the Transfer Agency Agreement incorporated herein by reference to Exhibit 8(b) of the Registrant’s Registration Statement and in Section 9 of the Administration Agreement incorporated herein by reference to Exhibit 8(a) of the Registrant’s Registration Statement. Indemnification of BlackRock Advisors, LLC is provided for in Section 5 of the Shareholders’ Administrative Services Agreement incorporated herein by reference to Exhibit 8(e) of the Registrant’s Registration Statement. Registrant intends to obtain from a major insurance carrier a trustees’ and officers’ liability policy covering certain types of errors and omissions. In addition, Section 9.3 of the Registrant’s Declaration of Trust incorporated herein by reference to Exhibit 1(a) of the Registrant’s Registration Statement provides as follows:

Indemnification of Trustees, Officers, Representatives and Employees. The Trust shall indemnify each of its Trustees against all liabilities and expenses (including amounts paid in satisfaction of judgments, in compromise, as fines and penalties, and as counsel fees) reasonably incurred by him in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, in which he may be involved or with which he may be threatened, while as a Trustee or thereafter, by reason of his being or having been such a Trustee except with respect to any matter as to which he shall have been adjudicated to have acted in bad faith, willful misfeasance, gross negligence or reckless disregard of his duties, provided that as to any matter disposed of by a compromise payment by such person, pursuant to a consent decree or otherwise, no indemnification either for said payment or for any other expenses shall be provided unless the Trust shall have received a written opinion from independent legal counsel approved by the Trustees to the effect that if either the matter of willful misfeasance, gross negligence or reckless disregard of duty, or the matter of bad faith had been adjudicated, it would in the opinion of such counsel have been adjudicated in favor of such person. The rights accruing to any person under these provisions shall not exclude any other right to which he may be lawfully entitled, provided that no person may satisfy any right of indemnity or reimbursement hereunder except out of the property of the Trust. The Trustees may make advance payments in connection with the indemnification under this Section 9.3, provided that the indemnified person shall have given a written undertaking to reimburse the Trust in the event it is subsequently determined that he is not entitled to such indemnification.

The Trustee shall indemnify officers, representatives and employees of the Trust to the same extent that Trustees are entitled to indemnification pursuant to this Section 9.3.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Section 9.6 of the Registrant’s Declaration of Trust, incorporated herein by reference to Exhibit 1(a) of the Registrant’s Registration Statement, also provides for the indemnification of shareholders of the Registrant.

Section 9.6 states as follows:

Indemnification of Shareholders. In case any Shareholder or former Shareholder shall be held to be personally liable solely by reason of his being or having been a Shareholder and not because of his acts or omissions or for some other reason, the Shareholder or former Shareholder (or his heirs, executors, administrators or other legal representatives or, in the case of a corporation or other entity, its corporate or other general successor) shall be entitled out of the assets belonging to the classes of Shares with the same alphabetical designation as that of the Shares owned by such Shareholder to be held harmless from and indemnified against all loss and expense arising from such liability. The Trust shall, upon request by the Shareholder, assume the defense of any claim made against any Shareholder for any act or obligations of the Trust and satisfy any judgment thereon from such assets.

Article IV, Section 1 of the Registrant’s Bylaws provides:

Section 1. No Personal Liability of Directors or Officers. No Director, advisory board member or officer of the Fund shall be subject in such capacity to any personal liability whatsoever to any Person, save only liability to the Fund or its Shareholders arising from bad faith, willful misfeasance, gross negligence or reckless disregard for his or her duty to such Person; and, subject to the foregoing exception, all such Persons shall look solely to the assets of the Fund for satisfaction of claims of any nature arising in connection with the affairs of the Fund. If any Director, advisory board member or officer, as such, of the Fund, is made a party to any suit or proceeding to enforce any such liability, subject to the foregoing exception, such person shall not, on account thereof, be held to any personal liability. Any repeal or modification of the Charter or this Article IV Section 1 shall not adversely affect any right or protection of a Director, advisory board member or officer of the Fund existing at the time of such repeal or modification with respect to acts or omissions occurring prior to such repeal or modification.

Article IV, Section 2 of the Registrant’s Bylaws provides:

Mandatory Indemnification.

(a) The Fund hereby agrees to indemnify each person who is or was a Director, advisory board member or officer of the Fund (each such person being an “Indemnitee”) to the full extent permitted under applicable law against any and all liabilities and expenses, including amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and legal fees and expenses reasonably incurred by such Indemnitee in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or investigative body in which such person may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while acting in any capacity set forth in this Article IV by reason of having acted in any such capacity, whether such liability or expense is asserted before or after service; provided, however, that no Indemnitee shall be indemnified hereunder against any liability to any person or any expense of such Indemnitee arising with respect to any matter as to which the Indemnitee shall have been adjudicated to have engaged in (i) willful misfeasance, (ii) bad faith, (iii) gross negligence, or (iv) reckless disregard of the duties involved in the conduct of the Indemnitee’s position (the conduct referred to in such clauses (i) through (iv) being sometimes referred to herein as “Disabling Conduct”). The termination of any action, suit or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendere or its equivalent, shall not, of itself, create a presumption that the person did not act in good faith and in a manner which such person reasonably believed to be in or not opposed to the best interests of the Fund, and, with respect to any criminal action or proceeding, had reasonable cause to believe that such person’s conduct was unlawful.

(b) Notwithstanding the foregoing, no indemnification shall be made hereunder in any action that is disposed of by a settlement, compromise payment, consent decree, or otherwise unless there has been a determination (i) by a final decision on the merits by a court or other body of competent jurisdiction before whom the issue of entitlement to indemnification hereunder was brought that such Indemnitee is entitled to indemnification hereunder or, (ii) in the absence of such a decision, by (A) a majority vote of a quorum of those Directors who are both Independent Directors and not parties to the proceeding (“Independent Non-Party Directors”), that the Indemnitee is entitled to indemnification hereunder, or (B) if such quorum is not obtainable or even if obtainable, if such majority so directs, a Special Counsel in a written opinion concludes that the Indemnitee should be entitled to indemnification hereunder.

(c) Notwithstanding the foregoing, to the extent that an Indemnitee has been successful on the merits or otherwise in defense of any action, suit or proceeding described above, or in defense of any claim, issue or matter therein, such person shall be indemnified against expenses (including attorneys’ fees) actually and reasonably incurred by such person in connection therewith, without the necessity of authorization in the specific case.

(d) The Fund shall make advance payments in connection with the expenses of defending any action with respect to which indemnification might be sought hereunder, to the full extent permitted under applicable law, only if the Fund receives a written undertaking by the Indemnitee to reimburse the Fund if it shall ultimately be determined that the standards of conduct necessary for indemnification have not been met. In addition, at least one of the following conditions must be met: (i) the Indemnitee shall provide adequate security for his or her undertaking, (ii) the Fund shall be insured against losses arising by reason of any lawful advances or (iii) a majority of a quorum of the Independent Non-Party Directors, or if such quorum is not obtainable or even if obtainable, if a majority vote of such quorum so direct, Special Counsel in a written opinion, shall conclude, based on a review of readily available facts (as opposed to a full trial-type inquiry), that there is substantial reason to believe that the Indemnitee ultimately will be found entitled to indemnification.

(e) The rights accruing to any Indemnitee under these provisions shall not exclude any other right which any person may have or hereafter acquire under the Charter, these Bylaws or any statute, insurance policy, agreement, vote of Shareholders or Independent Directors or any other right to which such person may be lawfully entitled.

(f) The Fund shall indemnify and provide for the advance payment of expenses to its representatives and employees to the full extent required under its Charter. Subject to any limitations provided by the 1940 Act and the Charter, the Fund shall have the power and authority to indemnify and provide for the advance payment of expenses to agents and other Persons providing services to the Fund or serving in any capacity at the request of the Fund to the full extent permitted for corporations organized under the corporations laws of the state in which the Fund was formed, provided that such indemnification has been approved by a majority of the Directors.

(g) Any repeal or modification of the Charter or Section 2 of this Article IV shall not adversely affect any right or protection of a Director, advisory board member or officer of the Fund existing at the time of such repeal or modification with respect to acts or omissions occurring prior to such repeal or modification.

Article IV, Section 4 of the Registrant’s Bylaws provides:

Survival of Indemnification and Advancement of Expenses. The indemnification and advancement of expenses provided by, or granted pursuant to, this Article IV or the Charter shall continue as to a person who has ceased to be a Director, advisory board member or officer and shall inure to the benefit of the heirs, executors and personal and legal representatives of such a person.

Article IV, Section 5 of the Registrant’s Bylaws provides:

Insurance. The Directors may maintain insurance for the protection of the Fund’s property, the Shareholders, Directors, officers, employees and agents in such amount as the Directors shall deem adequate to cover possible tort liability, and such other insurance as the Directors in their sole judgment shall deem advisable or is required by the 1940 Act.

Item 16.    Exhibits

(1)	Articles of Incorporation

(a)	Declaration of Trust of the Registrant dated April 26, 2007 is incorporated by reference to Exhibit 1(a) of Registrant’s Registration Statement on Form N-1A filed on May 3, 2007.

(b)	Amendment No. 1 to Declaration of Trust of the Registrant is incorporated herein by reference to Exhibit 1(b) of Pre-Effective Amendment No. 1 to Registrant’s Registration Statement on Form N-1A filed on June 1, 2007.

(2)	By-laws

(a)	Amended and Restated Code of Regulations of the Registrant, effective December 9, 2008 are incorporated by reference to Exhibit (2)(a) of Post-Effective Amendment No. 10 to the Registrant’s Registration Statement on Form N-1A filed on April 30, 2009.

(3)	Voting trust agreements

(a)	None.

(4)	Plan of Reorganization

(a)	Form of Agreement and Plan of Reorganization is included in Appendix II to the Combined Prospectus/Information Statement

(5)	Instruments Defining Rights of Security Holders

(a)	Sections V, VIII and IX of Registrant’s Declaration of Trust dated April 26, 2007 are incorporated by reference to Exhibit 1(a) of Registrant’s Registration Statement on Form N-1A filed on May 3, 2007.

(b)	Article I of Registrant’s Code of Regulations is incorporated by reference to Exhibit (2)(a) of Registrant’s Registration Statement on Form N-1A filed on May 3, 2007.

(c)	Article I, Article II and Article V (Section 4) of the Amended and Restated Code of Regulations of the Registrant are incorporated herein by reference to Exhibit 2(a) of Post-Effective Amendment No. 10 to the Registrant’s Registration Statement on Form N-1A filed on April 30, 2009.

(6)	Investment Advisory Contracts

(a)	Form of Investment Advisory Agreement between Registrant and BlackRock Advisors, LLC relating to all Portfolios except the Strategic Portfolio I is incorporated herein by reference to Exhibit 4(a) of Pre-Effective Amendment No. 1 to Registrant’s Registration Statement on Form N-1A filed on June 1, 2007.

(b)	Form of Investment Advisory Agreement between Registrant and BlackRock Financial Management, Inc. with respect to the Strategic Portfolio I is incorporated herein by reference to Exhibit 4(b) of Pre-Effective Amendment No. 1 to Registrant’s Registration Statement on Form N-1A filed on June 1, 2007.

(c)	Form of Sub-Advisory Agreement between BlackRock Advisors, LLC and BlackRock Financial Management, Inc. with respect to the Bond Portfolio is incorporated herein by reference to Exhibit 4(c) of Pre-Effective Amendment No. 1 to Registrant’s Registration Statement on Form N-1A filed on June 1, 2007.

(d)	Form of Addendum No. 1 to Investment Advisory Agreement between Registrant and BlackRock Advisors, LLC is incorporated herein by reference to Exhibit 4(d) of Post-Effective Amendment No. 3 to Registrant’s Registration Statement on Form N-1A filed on January 29, 2008.

(e)	Form of Sub-Advisory Agreement between BlackRock Advisors, LLC and BlackRock Financial Management, Inc. with respect to the Emerging Market Debt, Strategic Income, Income and Income Builder Portfolios is incorporated herein by reference to Exhibit 4(e) of Post-Effective Amendment No. 3 to Registrant’s Registration Statement on Form N-1A filed on January 29, 2008.

(f)	Form of Sub-Advisory Agreement between BlackRock Advisors, LLC and BlackRock Investment Management, LLC with respect to the Income and Income Builder Portfolios is incorporated herein by reference to Exhibit 4(f) of Post-Effective Amendment No. 3 to Registrant’s Registration Statement on Form N-1A filed on January 29, 2008.

(g)	Form of Addendum No. 2 to Investment Advisory Agreement between Registrant and BlackRock Advisors, LLC with respect to BlackRock Multi-Sector Bond Portfolio is incorporated herein by reference to Exhibit 4(d) of Post-Effective Amendment No. 26 to the Registration Statement filed on February 26, 2010.

(h)	Form of Sub-Advisory Agreement between BlackRock Advisors, LLC and BlackRock Financial Management, Inc. with respect to BlackRock Multi-Sector Bond Portfolio is incorporated herein by reference to Exhibit 4(g) of Post-Effective Amendment No. 3 to the Registration Statement filed on February 26, 2010.

(i)	Addendum No. 3 to Investment Advisory Agreement between Registrant and BlackRock Advisors, LLC with respect to BlackRock Floating Rate Income Portfolio is incorporated herein by reference to Exhibit 4(i) of Post-Effective Amendment No. 31 to the Registration Statement filed on July 7, 2010.

(j)	Sub-Advisory Agreement between BlackRock Advisors, LLC and BlackRock Financial Management, Inc. respect to BlackRock Floating Rate Income Portfolio is incorporated herein by reference to Exhibit 4(j) of Post-Effective Amendment No. 31 to the Registration Statement filed on July 7, 2010.

(7)	Underwriting Contracts

(a)	Form of Distribution Agreement between Registrant and BlackRock Investments, LLC, formerly, BlackRock Investments, Inc., is incorporated herein by reference to Exhibit 5(a) of Post-Effective Amendment No. 6 to Registrant’s Registration Statement on Form N-1A filed on October 28, 2008.

(b)	Form of Appendix A to Distribution Agreement between Registrant and BlackRock Investments, LLC is incorporated herein by reference to Exhibit 5(b) of Post-Effective Amendment No. 31 to the Registration Statement filed on July 7, 2010.

(8)	Bonus or Profit Sharing Contracts

None.

(9)	Custodian Agreements

(a)	Form of Custodian Agreement between Registrant and PFPC Trust Company is incorporated herein by reference to Exhibit 7(a) of Pre-Effective Amendment No. 1 to Registrant’s Registration Statement on Form N-1A filed on June 1, 2007.

(b)	Form of Custodian Agreement between Registrant and Brown Brothers Harriman & Co. is incorporated herein by reference to Exhibit 7(b) of Post-Effective Amendment No. 3 to Registrant’s Registration Statement on Form N-1A filed on January 29, 2008.

(10)	Rule 12b-1 Plan

(a)	Distribution and Service Plan for Service, Investor A, Investor B, Investor C, Institutional, HL, BlackRock, Investor A1, Investor B1, Investor B2, Investor C1, Investor C2 and R Shares is incorporated herein by reference to Exhibit 5(a) of Post-Effective Amendment No. 6 to Registrant’s Registration Statement on Form N-1A filed on October 29, 2008.

(b)	Appendix to Distribution and Service Plan is incorporated herein by reference to Exhibit 13(b) of Post-Effective Amendment No. 6 to Registrant’s Registration Statement on Form N-1A filed on October 29, 2008.

(c)	Form of Appendix A to Distribution and Service Plan is incorporated herein by reference to Exhibit 13(b) of Post-Effective Amendment No. 31 to the Registration Statement filed on July 7, 2010.

(d)	Plan Pursuant to Rule 18f-3 for Operation of a Multi-Class Distribution System is incorporated herein by reference to Exhibit 14(a) of Pre-Effective Amendment No. 1 to Registrant’s Registration Statement on Form N-1A filed on June 1, 2007.

(11)	Legal Opinions

(a)	Opinion and consent of Bingham McCutchen LLP as to the legality of the securities being registered is incorporated by reference to Exhibit 11(a) to the Registrant’s Registration Statement on Form N-14 (File No. 333-173242), filed on April 1, 2011.

(12)(a)	Opinion of Willkie Farr & Gallagher LLP supporting the tax matters and consequences to shareholders of the BlackRock Bond Portfolio and the BlackRock Total Return Portfolio II is filed herewith.

(b)	Opinion of Willkie Farr & Gallagher LLP supporting the tax matters and consequences to shareholders of the BlackRock Managed Income Portfolio and the BlackRock Total Return Portfolio II is filed herewith.

(13)	Other Material Contracts

(a)	Form of Administration Agreement among Registrant, BlackRock Advisors, LLC and BNY Mellon Investment Servicing (U.S.) Inc. is incorporated herein by reference to Exhibit 8(a) of Pre-Effective Amendment No. 1 to Registrant’s Registration Statement on Form N-1A filed on June 1, 2007.

(b)	Form of Appendix A to Administration Agreement among Registrant, BlackRock Advisors, LLC and BNY Mellon Investment Servicing (U.S.) Inc. is incorporated herein by reference to Exhibit 8(b) of Post-Effective Amendment No. 31 to the Registration Statement filed on July 7, 2010.

(c)	Form of Transfer Agency Agreement between Registrant and BNY Mellon Investment Servicing (U.S.) Inc. is incorporated herein by reference to Exhibit 8(b) of Pre-Effective Amendment No. 1 to Registrant’s Registration Statement on Form N-1A filed on June 1, 2007.

(d)	Form of Exhibit A to Transfer Agency Agreement between Registrant and BNY Mellon Investment Servicing (U.S.) Inc. is incorporated herein by reference to Exhibit 8(d) of Post-Effective Amendment No. 31 to the Registration Statement filed on July 7, 2010.

(e)	Form of Expense Limitation Agreement by and between Registrant and BlackRock Advisors, LLC is incorporated herein by reference to Exhibit 8(c) of Post-Effective Amendment No. 14 to the Registrant’s Registration Statement on Form N-1A filed on October 29, 2009.

(f)	Schedule A to Expense Limitation Agreement is incorporated herein by reference to Exhibit 8(d) of Post-Effective Amendment No. 3 to Registrant’s Registration Statement on Form N-1A filed on January 29, 2008.

(g)	Form of Shareholders’ Administrative Services Agreement between Registrant and BlackRock Advisors, LLC is incorporated herein by reference to Exhibit 8(e) of Pre-Effective Amendment No. 1 to Registrant’s Registration Statement on Form N-1A filed on June 1, 2007.

(h)	Form of Appendix A to Shareholders’ Administrative Services Agreement between Registrant and BlackRock Advisors, LLC is incorporated herein by reference to Exhibit 8(h) of Post-Effective Amendment No. 31 to the Registration Statement filed on July 7, 2010.

(i)	Form of Amended and Restated Credit Agreement among the Registrant, a syndicate of banks and certain other parties is incorporated herein by reference to Exhibit 8(b)(7) of Post-Effective Amendment No. 18 to BlackRock Capital Appreciation Fund, Inc.’s Registration Statement on Form N-1A filed on December 21, 2006.

(j)	Termination, Replacement and Restatement Agreement between the Registrant, a syndicate of banks and certain other parties is incorporated by reference to Exhibit 8(c) to Post-Effective Amendment No. 22 of BlackRock Capital Appreciation Fund, Inc.’s Registration Statement on Form N-1A filed on December 23, 2009.

(k)	Termination, Replacement and Restatement Agreement between the Registrant, a syndicate of banks and certain other parties is incorporated by reference to Exhibit 8(k) to Post-Effective Amendment No. 36 of the Registrant’s Registration Statement on Form N-1A filed on November 22, 2010.

(l)	Form of Amended and Restated Securities Lending Agreement between the Registrant and BlackRock Investment Management is incorporated by reference to Exhibit 8(a) to Post-Effective Amendment No. 54 of the Registration Statement of BlackRock Variable Series Funds, Inc.(File No. 2-74452) on Form N-1A, filed on April 15, 2011.

(m)	Amendment to Expense Limitation Agreement is incorporated by reference to Exhibit 13(f) to the Registration Statement on Form N-14 of BlackRock Funds, filed on March 5, 2010.

(14)	Consents

(a)	Consent of Deloitte & Touche LLP, independent registered public accounting firm for the BlackRock Bond Portfolio, the BlackRock Managed Income Portfolio and the BlackRock Total Return Portfolio II is incorporated by reference to Exhibit 14 to the Registrant’s Registration Statement on Form N-14 (File No. 333-173242), filed on April 1, 2011.

(15)	Omitted Financial Statements

(a)	None

(16)	Power of Attorney

(a)	Power of Attorney is incorporated by reference to the Registrant’s Registration Statement on Form N-14 (File No. 333-173242), filed on April 1, 2011.

17(a)	Prospectuses and Statement of Additional Information of the BlackRock Bond Portfolio, each dated January 28, 2011 (incorporated by reference to Post-Effective Amendment No. 39 to the Registrant’s Registration Statement on Form N-1A (File No. 333-142592), filed on January 28, 2011).

(b)	Prospectuses and Statement of Additional Information of the BlackRock Managed Income Portfolio, each dated January 28, 2011 (incorporated by reference to Post-Effective Amendment No. 39 to the Registrant’s Registration Statement on Form N-1A (File No. 333-142592), filed on January 28, 2011).

(c)	Prospectuses and Statement of Additional Information of the BlackRock Total Return Portfolio II, each dated January 28, 2011 (incorporated by reference to Post-Effective Amendment No. 40 to the Registrant’s Registration Statement on Form N-1A (File No. 333-142592), filed on January 28, 2011).

(d)	Annual Report to Shareholders of the BlackRock Bond Portfolio for the year ended September 30, 2010 (incorporated by reference to the Certified Shareholder Report on Form N-CSR of the Registrant, filed on December 2, 2010).

(e)	Annual Report to Shareholders of the BlackRock Managed Income Portfolio for the year ended September 30, 2010 (incorporated by reference to the Certified Shareholder Report on Form N-CSR of the Registrant, filed on December 2, 2010).

(f)	Annual Report to Shareholders of the BlackRock Total Return Portfolio II for the year ended September 30, 2010 (incorporated by reference to the Certified Shareholder Report on Form N-CSR of the Registrant, filed on December 2, 2010).

Item 17.    Undertakings

(1) The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the 1933 Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by other items of the applicable form.

(2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the Registrant certifies that it meets all the requirements for effectiveness of this Amendment to the Registration Statement on Form N-14 pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York on the 21st day of June 2012.

BLACKROCK FUNDS II (Registrant)

By:	/s/ John Perlowski
(John Perlowski,
President and Chief Executive Officer)

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ John Perlowski (John Perlowski)	President and Chief Executive Officer (Principal Executive Officer)	June 21, 2012

/s/ Neal J. Andrews (Neal J. Andrews)	Chief Financial Officer (Principal Financial and Accounting Officer)	June 21, 2012

/s/ Paul L. Audet (Paul L. Audet)	Trustee	June 21, 2012

James H. Bodurtha* (James H. Bodurtha)	Trustee

Bruce R. Bond* (Bruce R. Bond)	Trustee

Donald W. Burton* (Donald W. Burton)	Trustee

Stuart E. Eizenstat* (Stuart E. Eizenstat)	Trustee

Laurence D. Fink* (Laurence D. Fink)	Trustee

Kenneth A. Froot* (Kenneth A. Froot)	Trustee

Signature	Title	Date

Henry Gabbay* (Henry Gabbay)	Trustee

Robert M. Hernandez* (Robert M. Hernandez)	Trustee

John F. O’Brien* (John F. O’Brien)	Trustee

Roberta Cooper Ramo* (Roberta Cooper Ramo)	Trustee

David H. Walsh* (David H. Walsh)	Trustee

Fred G. Weiss* (Fred G. Weiss)	Trustee

*By:	/s/ Ben Archibald	June 21, 2012
Ben Archibald (Attorney-in-Fact)

EXHIBIT INDEX

Exhibit No.	Description

12(a)	Opinion of Willkie Farr & Gallagher LLP supporting the tax matters and consequences to shareholders of the BlackRock Bond Portfolio and the BlackRock Total Return Portfolio II.

(b)	Opinion of Willkie Farr & Gallagher LLP supporting the tax matters and consequences to shareholders of the BlackRock Managed Income Portfolio and the BlackRock Total Return Portfolio II.